Trade and Other Receivables	6 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4 - Trade and Other Receivables

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Notes receivable	761,158	2,553,350
Trade receivables	54,879,148	56,339,927
Less: Allowance for doubtful accounts	(3,538,562)	(2,521,648)
Trade receivables – net	51,340,586	53,818,279
Other receivables	47,503,510	41,376,604
Prepayments and deposits	6,026,927	22,626,755

	$105,632,181	$120,374,988

Bank borrowings are secured on trade receivables of the Company with carrying amounts of nil, $2,008,623 and $6,983,127 as at December 31, 2015, 2014 and 2013, respectively.